Income Taxes - Schedule of Deferred Tax Assets (Details) (fuboTV Inc.) (10-K) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Net operating loss carryforwards		$ 1,042
Total deferred tax assets		1,265
Valuation allowance
Total deferred tax liabilities	(30,879)	(35,000)
fuboTV Inc. [Member]
Net operating loss carryforwards	88,759	49,307
Accruals and deferrals	1,864	943
Stock based compensation	102	57
Interest expense limitation	432
Other	6
Total deferred tax assets	91,163	50,307
Valuation allowance	(91,144)	(50,190)
Property and equipment	(19)	(117)
Total deferred tax liabilities	(19)	(117)
Net deferred tax assets